Trade payables and accrued liabilities - Disclosure of detailed information about trade and other payables (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade Payables And Accrued Liabilities [Abstract]
Trade payables	$ 81,291	$ 235,421
Accrued liabilities	49,408	148,364
Trade payables and accrued liabilities	$ 130,699	$ 383,785